Note 22 - Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Quarterly Financial Information [Table Text Block]
(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2019	2019	2019	2019

Total interest and dividend income	$13,484	$13,720	$13,885	$13,436
Total interest expense	3,254	3,451	3,307	3,128

Net interest income	10,230	10,269	10,578	10,308
Provision for loan losses	240	110	80	460

Net interest income after provision for loan losses	9,990	10,159	10,498	9,848

Total noninterest income	1,132	1,299	1,105	1,305
Total noninterest expense	7,500	7,482	7,673	7,378

Income before income taxes	3,622	3,976	3,930	3,775
Income taxes	611	686	661	634

Net income	$3,011	$3,290	$3,269	$3,141

Per share data:
Net income
Basic	$0.46	$0.51	$0.51	$0.48
Diluted	0.46	0.50	0.50	0.49
Average shares outstanding:
Basic	6,498,278	6,502,508	6,458,258	6,423,543
Diluted	6,510,568	6,514,946	6,479,066	6,455,387
(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2018	2018	2018	2018

Total interest and dividend income	$11,940	$12,129	$12,829	$13,459
Total interest expense	2,040	2,287	2,584	2,998

Net interest income	9,900	9,842	10,245	10,461
Provision for loan losses	210	210	210	210

Net interest income after provision for loan losses	9,690	9,632	10,035	10,251

Total noninterest income	788	1,009	954	977
Total noninterest expense	7,345	7,063	7,092	7,243

Income before income taxes	3,133	3,578	3,897	3,985
Income taxes	528	481	593	560

Net income	$2,605	$3,097	$3,304	$3,425

Per share data:
Net income
Basic	$0.41	$0.48	$0.51	$0.53
Diluted	0.40	0.48	0.51	0.53
Average shares outstanding:
Basic	6,440,524	6,451,452	6,468,786	6,478,360
Diluted	6,476,138	6,480,658	6,496,652	6,500,298